OTHER LONG-TERM LIABILITIES	9 Months Ended
Sep. 30, 2017
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

11 OTHER LONG-TERM LIABILITIES

        Other long-term liabilities consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Consideration payable for the acquisition of a subsidiary (note 7)	—	183,562
Payables for purchase of property and equipment	37,126	170,818
Accrued interests	51,112	86,280
Deferred government grants	14,051	17,471
Others	9,417	23,341

	111,706	481,472